Share Capital and Reserves - Schedule of Share Capital (Parentheticals) (Details) - shares	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024		Nov. 04, 2021
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance of shares (in Shares)	1,867,186	1,867,186	22,209,241	[1]	10

[1]	net of expenses